Subsequent Events (Details) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2014 Subsequent Event [Member] item	Jan. 27, 2014 Subsequent Event [Member]	Jan. 21, 2014 Subsequent Event [Member]	Feb. 19, 2014 3.875% Notes Due 2019 [Member] Subsequent Event [Member]	Jan. 27, 2014 Revolving Loan Tranche [Member] item	Dec. 31, 2013 Revolving Loan Tranche [Member]	Jan. 27, 2014 Revolving Loan Tranche [Member] Subsequent Event [Member]	Jan. 27, 2014 Revolving Loan Tranche That Can Also Be Utilized For Issuance Of Letters Of Credit [Member] Subsequent Event [Member]	Jan. 27, 2014 Minimum [Member] Revolving Loan Tranche [Member] Subsequent Event [Member]	Jan. 27, 2014 Maximum [Member] Revolving Loan Tranche [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Subsequent events, date			Jan. 31, 2014	Jan. 27, 2014		Feb. 19, 2014
Face amount						$ 1,000,000,000
Debt instrument stated interest rate						3.875%
Leasing assets acquired			650,000,000
Number of railcars			9,500
Line of credit available	1,900,000,000	1,900,000,000		1,500,000,000				2,000,000,000	1,150,000,000	350,000,000
Line of credit utilized for issuance of letters of credit										100,000,000
Number of domestic operating subsidiaries guaranteeing Revolving Credit Facility							8
Minimum guarantor asset coverage ratio under debt covenant											1.25	1.5
Dividends declared, per share	$ 0.10				$ 0.10
Amount of common stock approved to be repurchased					300,000,000
Additional amount of common stock authorized to be repurchased					$ 7,000,000